Financial Risk Management - Credit Risk - Schedule of Issuer Credit Rating (Details) - Credit risk - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
AAA/Aaa
Disclosure of external credit grades [line items]
Percent	23.70%	18.80%
AA/Aa
Disclosure of external credit grades [line items]
Percent	23.40%	43.10%
A/A
Disclosure of external credit grades [line items]
Percent	8.00%	7.20%
BBB/Baa
Disclosure of external credit grades [line items]
Percent	17.10%	10.10%
BB/Ba
Disclosure of external credit grades [line items]
Percent	1.50%	1.20%
B/B
Disclosure of external credit grades [line items]
Percent	4.30%	2.50%
Lower than B/B
Disclosure of external credit grades [line items]
Percent	4.20%	3.20%
Unrated
Disclosure of external credit grades [line items]
Percent	17.80%	13.90%
Total
Disclosure of external credit grades [line items]
Percent	100.00%	100.00%
At cost | AAA/Aaa
Disclosure of external credit grades [line items]
Financial assets	$ 2,476.3	$ 2,042.0
At cost | AA/Aa
Disclosure of external credit grades [line items]
Financial assets	2,149.5	3,669.1
At cost | A/A
Disclosure of external credit grades [line items]
Financial assets	823.1	649.3
At cost | BBB/Baa
Disclosure of external credit grades [line items]
Financial assets	1,617.1	910.4
At cost | BB/Ba
Disclosure of external credit grades [line items]
Financial assets	151.1	98.5
At cost | B/B
Disclosure of external credit grades [line items]
Financial assets	448.7	339.0
At cost | Lower than B/B
Disclosure of external credit grades [line items]
Financial assets	554.1	392.1
At cost | Unrated
Disclosure of external credit grades [line items]
Financial assets	1,594.4	1,416.7
At cost | Total
Disclosure of external credit grades [line items]
Financial assets	9,814.3	9,517.1
At fair value | AAA/Aaa
Disclosure of external credit grades [line items]
Financial assets	2,432.0	1,915.8
At fair value | AA/Aa
Disclosure of external credit grades [line items]
Financial assets	2,408.8	4,383.3
At fair value | A/A
Disclosure of external credit grades [line items]
Financial assets	819.8	728.5
At fair value | BBB/Baa
Disclosure of external credit grades [line items]
Financial assets	1,764.8	1,024.0
At fair value | BB/Ba
Disclosure of external credit grades [line items]
Financial assets	154.0	117.6
At fair value | B/B
Disclosure of external credit grades [line items]
Financial assets	447.6	261.6
At fair value | Lower than B/B
Disclosure of external credit grades [line items]
Financial assets	432.7	320.5
At fair value | Unrated
Disclosure of external credit grades [line items]
Financial assets	1,831.1	1,416.2
At fair value | Total
Disclosure of external credit grades [line items]
Financial assets	$ 10,290.8	$ 10,167.5